Philip H. Newman	Goodwin Procter LLP
617.570.1558	Counsellors at Law
pnewman@	Exchange Place
goodwinprocter.com	Boston, MA 02109
T: 617.570.1000
F: 617.523.1231

April 8, 2010

VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:	Van Eck Worldwide Insurance Trust (the “Registrant”)
Post-Effective Amendment No. 41 to Registration Statement on Form N-1A
File Nos. 033-13019; 811-05083

Ladies and Gentlemen:

     In connection with the registration of the Registrant under the Investment Company Act of 1940 (the “1940 Act”) and the issuance of an indefinite number of its securities under the Securities Act of 1933 (the “1933 Act”), we are transmitting for filing on EDGAR pursuant to Rule 485(b) under the 1933 Act Post-Effective Amendment No. 41 and Amendment No. 42 under the 1940 Act to the Registrant’s Registration Statement on Form N-1A.

     This Post-Effective Amendment No. 41 is being filed to delay the effectiveness of Post-Effective Amendment No. 39 until May 1, 2010. Parts A, B and C are incorporated by reference to Post-Effective Amendment No. 39, which was filed pursuant to Rule 485(a) on February 10, 2010.

      This firm represented the Registrant in connection with the preparation of this Post-Effective Amendment. In accordance with the provisions of Paragraph (b) of Rule 485, we are not aware of any disclosures that would render it ineligible to become effective under paragraph (b) of Rule 485.

     Should you have any questions, please contact Philip H. Newman at (617) 570-1558.

Very truly yours,

/s/ Philip H. Newman

Philip H. Newman